Accounts receivable, net - Movement (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Movements of allowance for doubtful accounts
Beginning balance	$ 1,622,964	$ 703,604
Addition	743,986	918,940	$ 175,317
Write off	0	0
Exchange rate effect	(62,133)	420
Ending balance	$ 2,304,817	$ 1,622,964	$ 703,604